Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of direct or indirect interests of subsidiaries
As of the date of this report, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
m-FINANCE Limited (“m-FINANCE”)	Hong Kong February 11, 2002	100% owned by the Company	Engages in development and provision of financial trading solutions.
m-FINANCE Trading Technologies Limited (“mFTT”)	Hong Kong March 21, 2013	100% owned by m-FINANCE	Engages in business of liquidity provider related services and other financial value-added services.
Omegatraders Systems Limited (“OTX “)	Hong Kong December 10, 2009	100% owned by m-FINANCE	Engages in the business of algorithm trading research & development and investment.
iBCH Inc. (formerly known as "Master Info Limited") (“iBCH”)	British Virgin Islands August 15, 2025 (iBCH is also registered as non-Hong Kong company with Hong Kong Company Registry on May 4, 2026)	100% owned by the Company	Serves as an investment holding vehicle to facilitate and manage the Company's investment activities.
CAT Strategy Limited ("CAT")	Hong Kong August 15, 2025	100% owned by the Company	Serves as the Company's operational hub, supporting role for day-to-day business such as recruitment, office leasing and other administrative operations.
Bit Bros Inc. ("BBI")	United States June 22, 2026	100% owned by the Company	Engages in in-house Bitcoin Cash (BCH) self-mining operation.
MFI Holdings Limited ("MHL")	Bermuda July 7, 2026	100% owned by the Company	Serves as an intermediate holding company of MBL to oversee and manage the corporate structure of the Company’s digital asset-denominated life insurance business.
MFI (Bermuda) Limited ("MBL")	Bermuda July 8, 2026	100% owned by MHL	Engages in the direct underwriting and issuance of life insurance products denominated in digital assets.